Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
HNI CORPORATION 401(k) PLAN
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025
EIN: 42-0617510; PLAN: 001

(a)	(b) Identity of Issuer/ Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost**	(e) Market Value

*	HNI CORPORATION COMMON STOCK RT46, 2,014,252.162 shares		$70,648,557	$84,683,125
*	FIDELITY BROKERAGE LINK		**	72,755,836

	MUTUAL FUNDS AND MONEY MARKET FUNDS:
		Doubleline Core Fixed Income	**	14,934,522
*		Fidelity Cash Reserves	**	2,463,331
		AF EuroPac Growth R6	**	18,637,978
		Vanguard Total Stock Market IP	**	160,693,465

	COMMON COLLECTIVE FUNDS:
		Galliard Stable Return Fund C	**	19,932,203
		Vanguard Target Inc.	**	42,684,783
		Vanguard Target 2020	**	113,326,041
		Vanguard Target 2025	**	63,553,441
		Vanguard Target 2030	**	330,741,311
		Vanguard Target 2035	**	113,928,882
		Vanguard Target 2040	**	246,584,245
		Vanguard Target 2045	**	45,787,677
		Vanguard Target 2050	**	144,130,549
		Vanguard Target 2055	**	26,504,241
		Vanguard Target 2060	**	50,736,713
		Vanguard Target 2065	**	8,044,713
		Vanguard Target 2070	**	2,957,600

*	LOANS TO PARTICIPANTS (maturing from 2026 - 2040, with interest rates from 4.25% to 10.50%)			18,804,628

Total assets held at end of year				$1,581,885,284
*Represents a party-in-interest to the Plan.
**Cost not required for participant-directed investments.
See accompanying Report of Independent Registered Public Accounting Firm.